Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Schedule Of Common Stock Reserved For Future Issuance [Abstract]
Schedule of Common Stock Reserved for Future Issuance

The Company has reserved the following shares of common stock for issuance:

	June 30, 2020	March 31, 2020
Conversion of Series A preferred stock	10,000	10,000
Options outstanding	5,238,554	3,873,888
Restricted stock units outstanding	127,200	—
Options available for future option grants	5,716,057	5,283,520
Common stock warrants	—	5,750,000
Earnout shares	10,000,000	20,000,000

Total	21,091,811	34,917,408

The Company has reserved the following shares of common stock for issuance:

	March 31,
	2020	2019
Conversion of Series A preferred stock	10,000	—
Options outstanding	3,873,888	189,269
Options available for future option grants	5,283,520	3,478,728
Common stock warrants	5,750,000	—
Earnout shares	20,000,000	—

Total	34,917,408	3,667,997